Investments in Subsidiaries (Non-Controlling Interests in Subsidiaries - Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries and investee companies [Line Items]
Current assets	$ 3,909	$ 2,841
Non-current assets	7,171	6,823
Current liabilities	(2,612)	(2,177)
Non-current liabilities	(3,732)	(3,399)
Equity	(4,736)	(4,088)	$ (4,061)	$ (3,915)
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	231	149
Non-current assets	408	400
Current liabilities	(168)	(189)
Non-current liabilities	(83)	(76)
Equity	$ (388)	$ (284)